Debt - Schedule of Indebtedness to Third Parties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Indebtedness to Third Parties [Line Items]
Finance lease obligations	$ 726,000	$ 784,000	$ 1,007,000
Loans Payable – financed assets	3,000	5,000	14,000
Subtotal	26,562,000	25,233,000	20,121,000
Less: Current portion	(25,102,000)	(23,721,000)	(18,362,000)
Long Term Portion	1,460,000	1,512,000	1,759,000
Revolving loan to Webster Bank (“Webster”) [Member]
Schedule of Indebtedness to Third Parties [Line Items]
Credit Facility	19,283,000	17,618,000	12,905,000
Current Credit Facility - Term Loan [Member]
Schedule of Indebtedness to Third Parties [Line Items]
Credit Facility	5,593,000	5,855,000	5,225,000
Solar Credit Facility [Member]
Schedule of Indebtedness to Third Parties [Line Items]
Credit Facility	$ 957,000	$ 971,000	$ 970,000